New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700


                                   May 4, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

      Re:   New England Life Insurance Company and
            New England Variable Annuity Separate Account
            File No. 33-85442 - (American Growth Series)
            Rule 497(j) Certification

Commissioners:

      On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information ("SAI") and the two Supplements, each dated May 1, 2004 to the Prospectus dated May 1, 2000, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and two Supplements to the Prospectus contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 29, 2004.

      If you have any questions, please contact me at (617) 578-3514.

                                    Sincerely,



                                    Michele H. Abate